Restructuring and Asset Impairment Charges, Net (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ 3	$ 7
Restructuring reserve	108		130
Accrued and Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	90		112
Other Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	18		18
2012 and prior actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	2
Utilization	8
Restructuring reserve	54		62
Selling, general and administrative expenses | Repositioning actions
Restructuring Cost and Reserve [Line Items]
Repositioning charges related to professional fees	$ 6